Acquisition of Bao Li Gaming Promotion Limited (Details 2) (USD $)	12 Months Ended			3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Bao Li Gaming [Member]
Contingent Consideration as of December 31, 2011	$ 12,057,600			$ 32,861,094
Change in Fair Value of Contingent Consideration				(554,403)
Foreign currency translation adjustment	669,109	(64,634)	(41,534)	(11,710)
Contingent Consideration Payable as of December 31, 2012	$ 9,000,000	$ 12,057,600		$ 32,294,981